Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities [Abstract]
Schedule of Other Liabilities
	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)

Accrued liabilities from R&D projects	6,050,837	6,609,925
Accrued liabilities from commercial activities	109,000	69,250
Accounts payable	1,986,096	3,413,064
Other accrued liabilities and payables	1,951,336	1,603,538
Total	10,097,269	11,695,777